October 3, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


ATTN.:		Office of Filings, Information and Consumer Services

RE:		Smith Barney Institutional Cash Management Fund, Inc. (the
"Fund")
		File No. 33-90952, Accession Number:  0000091155-96-000382

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the above Fund with respect to the Fund's Class A shares and Class B shares and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 2 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on September 27, 1996 as Accession number 0000091155-96-000382 and became effective immediately.

	Any comments on this filing should be directed to the undersigned at (212) 816-6393. Please return an electronic transmittal as evidence of your receipt of this filing.

					Very truly yours,
					SMITH BARNEY INSTITUTIONAL CASH
					MANAGEMENT FUND, INC.




					/s/ Robert A. Vegliante
					     Robert A. Vegliante
					     Associate General Counsel
					     and Assistant Secretary